April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• BlackRock U.S. Carbon Transition Readiness ETF | LCTU | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
ATI Inc.(a)	3,228	$175,539
General Electric Co.	54,524	10,988,767
Hexcel Corp.	17,882	866,740
L3Harris Technologies Inc.	1,299	285,806
RTX Corp.	59,916	7,557,205
Spirit AeroSystems Holdings Inc., Class A(a)(b)	5,663	203,868
		20,077,925
Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	24,548	2,190,173
Expeditors International of Washington Inc.	21,607	2,374,825
FedEx Corp.	930	195,607
GXO Logistics Inc.(a)	5,573	201,965
		4,962,570
Automobile Components — 0.0%
BorgWarner Inc.	4,773	135,458
Automobiles — 1.8%
General Motors Co.	13,732	621,236
Lucid Group Inc., Class A(a)(b)	80,814	202,843
Rivian Automotive Inc., Class A(a)(b)	56,752	775,232
Tesla Inc.(a)	66,108	18,653,033
		20,252,344
Banks — 3.4%
Bank of America Corp.	50,455	2,012,145
Citigroup Inc.	10,841	741,308
FNB Corp.	139,579	1,827,089
JPMorgan Chase & Co.	73,374	17,948,748
KeyCorp	476,822	7,076,038
M&T Bank Corp.	4,493	762,732
Pinnacle Financial Partners Inc.	4	401
U.S. Bancorp	92,654	3,737,662
Wells Fargo & Co.	62,795	4,459,073
		38,565,196
Beverages — 1.8%
Brown-Forman Corp., Class B	10	349
Coca-Cola Co. (The)	193,386	14,030,154
Keurig Dr Pepper Inc.	65,800	2,276,022
PepsiCo Inc.	27,826	3,772,649
		20,079,174
Biotechnology — 2.3%
AbbVie Inc.	35,242	6,875,714
Alnylam Pharmaceuticals Inc.(a)	5,043	1,327,519
Amgen Inc.	18,338	5,334,891
Biogen Inc.(a)	16,208	1,962,465
Gilead Sciences Inc.	62,507	6,659,496
Natera Inc.(a)	10,308	1,555,786
Regeneron Pharmaceuticals Inc.	708	423,922
Vertex Pharmaceuticals Inc.(a)	3,453	1,759,304
		25,899,097
Broadline Retail — 3.6%
Amazon.com Inc.(a)	182,951	33,739,824
eBay Inc.	65,070	4,435,171
Etsy Inc.(a)	72,786	3,164,735
		41,339,730
Building Products — 0.6%
Fortune Brands Innovations Inc., NVS	6	323
Johnson Controls International PLC	4,131	346,591
Trane Technologies PLC	17,865	6,847,833
		7,194,747
Security	Shares	Value
Capital Markets — 3.7%
Ameriprise Financial Inc.	1,997	$940,627
Ares Management Corp., Class A	17,590	2,683,003
Carlyle Group Inc. (The)	14,100	544,824
Goldman Sachs Group Inc. (The)	26,911	14,735,118
Interactive Brokers Group Inc., Class A	1,104	189,722
KKR & Co. Inc.	24,810	2,835,039
LPL Financial Holdings Inc.	5,498	1,758,205
MarketAxess Holdings Inc.	2	443
Morgan Stanley	11,168	1,289,011
Nasdaq Inc.	88,987	6,781,699
Raymond James Financial Inc.	7,538	1,033,008
Robinhood Markets Inc., Class A(a)	14,077	691,321
S&P Global Inc.	17,155	8,578,358
XP Inc., Class A	12,726	204,889
		42,265,267
Chemicals — 2.0%
Air Products and Chemicals Inc.	3,843	1,041,799
Albemarle Corp.	17,639	1,032,763
Ecolab Inc.	52,626	13,231,755
Element Solutions Inc.	48,992	999,927
FMC Corp.	29,051	1,217,818
PPG Industries Inc.	50,976	5,549,247
		23,073,309
Commercial Services & Supplies — 0.8%
Clean Harbors Inc.(a)	13,601	2,909,798
Tetra Tech Inc.	13,581	423,591
Veralto Corp.	29,776	2,855,519
Waste Management Inc.	12,534	2,924,934
		9,113,842
Communications Equipment — 1.0%
Cisco Systems Inc.	192,304	11,101,710
Motorola Solutions Inc.	926	407,801
		11,509,511
Construction & Engineering — 0.5%
AECOM	41,253	4,069,609
MasTec Inc.(a)	4,971	632,908
Quanta Services Inc.	3,989	1,167,540
		5,870,057
Construction Materials — 0.3%
CRH PLC	31,848	3,038,936
Consumer Finance — 0.7%
American Express Co.	1,237	329,549
Capital One Financial Corp.	41,309	7,446,360
		7,775,909
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	12,329	12,261,190
Sysco Corp.	34,128	2,436,739
Target Corp.	13,881	1,342,293
Walmart Inc.	61,911	6,020,845
		22,061,067
Containers & Packaging — 0.2%
Avery Dennison Corp.	11,487	1,965,541
Diversified Consumer Services — 0.0%
Grand Canyon Education Inc.(a)	1,324	236,162
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent Inc.(a)	12	435
Liberty Global Ltd., Class A(a)	19,240	210,678

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services (continued)
Verizon Communications Inc.	30,046	$1,323,827
		1,534,940
Electric Utilities — 1.1%
Constellation Energy Corp.	5,476	1,223,557
Edison International	23,701	1,268,240
Eversource Energy	89,318	5,312,635
NextEra Energy Inc.	39,973	2,673,394
NRG Energy Inc.	1,605	175,876
PG&E Corp.	126,826	2,095,166
		12,748,868
Electrical Equipment — 1.3%
Eaton Corp. PLC	26,255	7,728,684
GE Vernova Inc.	7,597	2,817,120
Hubbell Inc., Class B	13,253	4,813,224
		15,359,028
Electronic Equipment, Instruments & Components — 0.1%
Jabil Inc.(b)	1,654	242,410
Trimble Inc.(a)	4,977	309,271
		551,681
Energy Equipment & Services — 0.8%
Baker Hughes Co., Class A	174,263	6,168,910
TechnipFMC PLC	96,959	2,731,335
		8,900,245
Entertainment — 1.5%
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	2,033	180,266
Liberty Media Corp-Liberty Live, Class A, NVS(a)	4,855	339,753
Liberty Media Corp-Liberty Live, Class C, NVS(a)	5,288	378,145
Netflix Inc.(a)	11,978	13,555,742
Spotify Technology SA(a)	2,134	1,310,233
Walt Disney Co. (The)	19,546	1,777,709
		17,541,848
Financial Services — 4.8%
Apollo Global Management Inc.	7,461	1,018,277
Berkshire Hathaway Inc., Class B(a)	40,478	21,584,894
Block Inc.(a)	48,241	2,820,651
Mastercard Inc., Class A	39,858	21,844,576
PayPal Holdings Inc.(a)	20,411	1,343,860
Visa Inc., Class A	18,678	6,453,249
		55,065,507
Food Products — 0.9%
Bunge Global SA	5,933	467,046
General Mills Inc.	2,971	168,574
Ingredion Inc.	2	266
J.M. Smucker Co. (The)	1,417	164,754
McCormick & Co. Inc./MD, NVS	59,280	4,544,405
Mondelez International Inc., Class A	74,513	5,076,571
		10,421,616
Ground Transportation — 0.6%
JB Hunt Transport Services Inc.	18,576	2,425,654
Uber Technologies Inc.(a)(b)	59,896	4,852,175
		7,277,829
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	56,999	7,452,619
Becton Dickinson & Co.	8,077	1,672,666
Boston Scientific Corp.(a)	14,031	1,443,369
Dentsply Sirona Inc.	57,888	804,643
Edwards Lifesciences Corp.(a)	30,580	2,308,484
Hologic Inc.(a)	23,106	1,344,769
Insulet Corp.(a)	977	246,488
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Intuitive Surgical Inc.(a)	7,591	$3,915,438
Medtronic PLC	82,343	6,979,393
		26,167,869
Health Care Providers & Services — 2.1%
Cencora Inc.	3,260	954,104
Centene Corp.(a)	31,520	1,886,472
Cigna Group (The)	14,452	4,914,258
CVS Health Corp.	47,262	3,152,848
DaVita Inc.(a)	13,233	1,873,131
Elevance Health Inc.	10,028	4,217,576
Humana Inc.	9,708	2,545,826
McKesson Corp.	846	603,021
UnitedHealth Group Inc.	10,086	4,149,784
		24,297,020
Health Care REITs — 0.2%
Healthpeak Properties Inc.	43,381	773,917
Ventas Inc.	19,776	1,385,902
Welltower Inc.	1,356	206,912
		2,366,731
Health Care Technology — 0.4%
Veeva Systems Inc., Class A(a)	20,506	4,792,047
Hotels, Restaurants & Leisure — 2.5%
Airbnb Inc., Class A(a)	3,313	403,921
Booking Holdings Inc.	1,513	7,715,211
Boyd Gaming Corp.	3,720	257,201
Carnival Corp.(a)	18,007	330,248
Chipotle Mexican Grill Inc., Class A(a)	3,433	173,435
Expedia Group Inc.	9,093	1,426,964
Las Vegas Sands Corp.	33,825	1,240,363
McDonald's Corp.	2,713	867,210
MGM Resorts International(a)	46,041	1,448,450
Royal Caribbean Cruises Ltd.	19,246	4,136,158
Starbucks Corp.	23,699	1,897,105
Wendy's Co. (The)	52,103	651,288
Yum! Brands Inc.	50,835	7,647,617
		28,195,171
Household Durables — 0.1%
Whirlpool Corp.	11,559	881,721
Household Products — 1.3%
Church & Dwight Co. Inc.	49,640	4,931,237
Colgate-Palmolive Co.	70,747	6,522,166
Procter & Gamble Co. (The)	22,366	3,636,041
		15,089,444
Industrial Conglomerates — 0.3%
Honeywell International Inc.	15,475	3,257,487
Industrial REITs — 0.5%
Prologis Inc.	52,400	5,355,280
Rexford Industrial Realty Inc.	10,063	333,085
		5,688,365
Insurance — 2.4%
Allstate Corp. (The)	14,421	2,860,982
American Financial Group Inc./OH	3,646	461,802
Arch Capital Group Ltd.	39,338	3,567,170
Arthur J Gallagher & Co.	8,997	2,885,248
Assured Guaranty Ltd.	18,239	1,600,108
Cincinnati Financial Corp.	13,001	1,809,869
Globe Life Inc.	2,040	251,614
Hartford Insurance Group Inc. (The)	28,994	3,556,694

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Kemper Corp.	13,911	$822,418
Marsh & McLennan Companies Inc.	23,132	5,215,572
Principal Financial Group Inc.	10,910	808,977
Prudential Financial Inc.	7,766	797,646
Reinsurance Group of America Inc.	9,182	1,719,880
Travelers Companies Inc. (The)	4,221	1,114,893
W R Berkley Corp.	5,777	414,153
		27,887,026
Interactive Media & Services — 5.9%
Alphabet Inc., Class A	144,352	22,923,098
Alphabet Inc., Class C, NVS	112,854	18,157,080
Meta Platforms Inc., Class A	48,691	26,731,359
		67,811,537
IT Services — 1.5%
Accenture PLC, Class A	29,639	8,866,507
DXC Technology Co.(a)	20	310
Globant SA(a)	5,836	686,138
International Business Machines Corp.	22,596	5,464,165
Okta Inc.(a)	19,127	2,145,284
Twilio Inc., Class A(a)	3,829	370,303
		17,532,707
Leisure Products — 0.0%
Polaris Inc.	6	204
YETI Holdings Inc.(a)	12	342
		546
Life Sciences Tools & Services — 0.6%
Agilent Technologies Inc.	20,938	2,252,929
Illumina Inc.(a)	24,330	1,888,008
Waters Corp.(a)	7,427	2,582,591
West Pharmaceutical Services Inc.	2,818	595,415
		7,318,943
Machinery — 1.5%
Caterpillar Inc.	12,502	3,866,493
Cummins Inc.	20,209	5,938,213
Deere & Co.	4,268	1,978,474
Flowserve Corp.	5,434	245,780
IDEX Corp.	2	348
Ingersoll Rand Inc.	13,937	1,051,268
Oshkosh Corp.	4,019	336,631
PACCAR Inc.	23,209	2,093,684
Xylem Inc./New York	11,031	1,330,008
		16,840,899
Marine Transportation — 0.0%
Kirby Corp.(a)	2,407	231,963
Media — 0.5%
Comcast Corp., Class A	28,320	968,544
Interpublic Group of Companies Inc. (The)	136,922	3,439,481
Omnicom Group Inc.	13,689	1,042,554
Paramount Global, Class B, NVS	42	493
		5,451,072
Metals & Mining — 0.1%
MP Materials Corp.(a)	12,261	299,904
Newmont Corp.	4,796	252,653
Royal Gold Inc.	2,265	413,838
		966,395
Mortgage Real Estate Investment — 0.0%
AGNC Investment Corp.	22	194
Multi-Utilities — 1.5%
Consolidated Edison Inc.	24,181	2,726,408
Security	Shares	Value
Multi-Utilities (continued)
NiSource Inc.	14,077	$550,551
Public Service Enterprise Group Inc.	109,482	8,750,896
Sempra	65,602	4,872,261
		16,900,116
Office REITs — 0.3%
BXP Inc.	24,498	1,561,257
Kilroy Realty Corp.	37,966	1,196,309
Vornado Realty Trust	7,128	251,476
		3,009,042
Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Corp.	12,045	199,345
Cheniere Energy Inc.	20,718	4,788,137
Chevron Corp.	22,385	3,045,703
ConocoPhillips	12,436	1,108,296
Expand Energy Corp.	9,159	951,620
Exxon Mobil Corp.	34,028	3,594,378
Hess Corp.	9,374	1,209,715
Marathon Petroleum Corp.	26,713	3,670,633
ONEOK Inc.	60,325	4,956,302
Valero Energy Corp.	12,952	1,503,598
Viper Energy Inc., Class A, NVS	7,042	284,004
Williams Companies Inc. (The)	2,511	147,069
		25,458,800
Passenger Airlines — 0.1%
American Airlines Group Inc.(a)	98,842	983,478
United Airlines Holdings Inc.(a)	6,644	457,240
		1,440,718
Personal Care Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	16,486	988,501
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	2,967	148,943
Eli Lilly & Co.	20,518	18,444,656
Johnson & Johnson	51,815	8,099,203
Merck & Co. Inc.	49,172	4,189,454
Pfizer Inc.	179,677	4,385,916
		35,268,172
Professional Services — 0.7%
Amentum Holdings Inc., NVS(a)	12,173	265,615
Automatic Data Processing Inc.	4,968	1,493,381
Jacobs Solutions Inc., NVS	37,554	4,649,185
ManpowerGroup Inc.	8,956	385,735
Parsons Corp.(a)	13,043	872,055
		7,665,971
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	11,248	1,374,281
Residential REITs — 0.0%
Equity Residential	5,866	412,145
Retail REITs — 0.8%
Federal Realty Investment Trust	20,685	1,944,804
Kimco Realty Corp.	29,861	596,623
Realty Income Corp.	70,004	4,050,431
Regency Centers Corp.	14,538	1,049,353
Simon Property Group Inc.	9,651	1,518,874
		9,160,085
Semiconductors & Semiconductor Equipment — 9.2%
Advanced Micro Devices Inc.(a)	52,573	5,117,981
Analog Devices Inc.	21,635	4,217,094
Applied Materials Inc.	23,315	3,513,804

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom Inc.	100,204	$19,286,264
Enphase Energy Inc.(a)	12,671	565,000
GLOBALFOUNDRIES Inc.(a)	4,178	146,522
Intel Corp.	88,280	1,774,428
KLA Corp.	1,417	995,712
Lam Research Corp.	65,160	4,670,017
Marvell Technology Inc.	14,824	865,277
Micron Technology Inc.	8,709	670,157
Monolithic Power Systems Inc.	599	355,267
Nvidia Corp.	536,668	58,453,879
Qualcomm Inc.	25,169	3,736,590
Universal Display Corp.	5,639	708,428
		105,076,420
Software — 10.5%
Adobe Inc.(a)	11,188	4,195,276
AppLovin Corp., Class A(a)	2,780	748,682
Atlassian Corp., Class A, NVS(a)	3,149	718,948
Autodesk Inc.(a)	38,059	10,437,681
Cadence Design Systems Inc.(a)	9,496	2,827,339
Crowdstrike Holdings Inc., Class A(a)	4,123	1,768,231
DocuSign Inc., Class A(a)	8,302	678,688
Fortinet Inc.(a)	22,895	2,375,585
Gen Digital Inc.	112,194	2,902,459
Guidewire Software Inc.(a)	1,714	350,976
HubSpot Inc.(a)	1,081	661,032
Intuit Inc.	8,638	5,420,086
Microsoft Corp.	137,603	54,388,962
MicroStrategy Inc., Class A(a)	1,130	429,524
Oracle Corp.	28,813	4,054,565
Palantir Technologies Inc., Class A(a)	40,734	4,824,535
Palo Alto Networks Inc.(a)	23,121	4,322,009
Salesforce Inc.	26,257	7,055,518
ServiceNow Inc.(a)	7,015	6,699,395
Synopsys Inc.(a)	2,594	1,190,672
Workday Inc., Class A(a)	5,873	1,438,885
Zoom Video Communications Inc., Class A(a)	22,467	1,742,091
Zscaler Inc.(a)	6,365	1,439,572
		120,670,711
Specialized REITs — 0.6%
American Tower Corp.	5,467	1,232,316
VICI Properties Inc., Class A	74,787	2,394,680
Weyerhaeuser Co.	130,360	3,377,628
		7,004,624
Specialty Retail — 1.8%
AutoZone Inc.(a)	56	210,706
Best Buy Co. Inc.	20,747	1,383,618
Burlington Stores Inc.(a)	904	203,436
Gap Inc. (The)	10,498	229,906
Security	Shares	Value
Specialty Retail (continued)
Home Depot Inc. (The)	24,161	$8,709,799
TJX Companies Inc. (The)	67,552	8,692,591
Williams-Sonoma Inc.	9,794	1,512,879
		20,942,935
Technology Hardware, Storage & Peripherals — 6.5%
Apple Inc.	344,060	73,112,750
Dell Technologies Inc., Class C	4,917	451,184
Hewlett Packard Enterprise Co.	57,825	937,921
HP Inc.	19,772	505,570
		75,007,425
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp.(a)	10,699	1,185,770
Nike Inc., Class B	29,097	1,641,071
PVH Corp.(b)	5,442	375,389
Ralph Lauren Corp., Class A	3,882	873,256
Tapestry Inc.	32,841	2,320,217
		6,395,703
Trading Companies & Distributors — 0.1%
WW Grainger Inc.	1,239	1,269,120
Wireless Telecommunication Services — 1.0%
T-Mobile U.S. Inc.	46,588	11,504,907
Total Long-Term Investments — 99.4% (Cost: $976,197,059)		1,139,144,217
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	6,050,759	6,053,179
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	6,410,000	6,410,000
Total Short-Term Securities — 1.1% (Cost: $12,463,414)		12,463,179
Total Investments — 100.5% (Cost: $988,660,473)		1,151,607,396
Liabilities in Excess of Other Assets — (0.5)%		(5,340,013)
Net Assets — 100.0%		$1,146,267,383

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock U.S. Carbon Transition Readiness ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,783,917	$2,272,933 (a)	$—	$(2,616)	$(1,055)	$6,053,179	6,050,759	$19,585 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,320,000	—	(6,910,000)(a)	—	—	6,410,000	6,410,000	385,058	—
				$(2,616)	$(1,055)	$12,463,179		$404,643	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	19	06/20/25	$5,308	$73,136
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,139,144,217	$—	$—	$1,139,144,217
Short-Term Securities
Money Market Funds	12,463,179	—	—	12,463,179
	$1,151,607,396	$—	$—	$1,151,607,396

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock U.S. Carbon Transition Readiness ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$73,136	$—	$—	$73,136

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares